UNITED STATES OF AMERICA
BEFORE THE
SECURITIES AND EXCHANGE COMMISSION
INVESTMENT COMPANY ACT OF 1940
Release No. 33117 / June 5, 2018
__________________________________________________________________
In the Matter of :
:
FRANKLIN ALTERNATIVE STRATEGIES FUNDS :
FRANKLIN CALIFORNIA TAX-FREE INCOME FUND :
FRANKLIN CALIFORNIA TAX-FREE TRUST :
FRANKLIN CUSTODIAN FUNDS :
FRANKLIN ETF TRUST :
FRANKLIN FEDERAL TAX-FREE INCOME FUND :
FRANKLIN FLOATING RATE MASTER TRUST :
FRANKLIN FUND ALLOCATOR SERIES :
FRANKLIN GLOBAL TRUST :
FRANKLIN GOLD AND PRECIOUS METALS FUND :
FRANKLIN HIGH INCOME TRUST :
FRANKLIN INVESTORS SECURITIES TRUST :
FRANKLIN MANAGED TRUST :
FRANKLIN U.S. GOVERNMENT MONEY FUND :
FRANKLIN MUNICIPAL SECURITIES TRUST :
FRANKLIN MUTUAL SERIES FUNDS :
FRANKLIN NEW YORK TAX-FREE INCOME FUND :
FRANKLIN NEW YORK TAX-FREE TRUST :
FRANKLIN REAL ESTATE SECURITIES TRUST :
FRANKLIN STRATEGIC MORTGAGE PORTFOLIO :
FRANKLIN STRATEGIC SERIES :
FRANKLIN TAX-FREE TRUST :
FRANKLIN TEMPLETON ETF TRUST :
FRANKLIN TEMPLETON GLOBAL TRUST :
FRANKLIN TEMPLETON INTERNATIONAL TRUST :
FRANKLIN TEMPLETON MONEY FUND TRUST :
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST :
FRANKLIN VALUE INVESTORS TRUST :
INSTITUTIONAL FIDUCIARY TRUST :
TEMPLETON CHINA WORLD FUND :
TEMPLETON DEVELOPING MARKETS TRUST :
TEMPLETON FUNDS :
TEMPLETON GLOBAL INVESTMENT TRUST :
TEMPLETON GLOBAL OPPORTUNITIES TRUST :
TEMPLETON GLOBAL SMALLER COMPANIES FUND :
TEMPLETON GROWTH FUND, INC. :
TEMPLETON INCOME TRUST :
TEMPLETON INSTITUTIONAL FUNDS :
THE MONEY MARKET PORTFOLIOS :
FRANKLIN LIMITED DURATION INCOME TRUST :
2
FRANKLIN UNIVERSAL TRUST :
TEMPLETON DRAGON FUND, INC. :
TEMPLETON EMERGING MARKETS FUND :
TEMPLETON EMERGING MARKETS INCOME FUND :
TEMPLETON GLOBAL INCOME FUND :
FRANKLIN ADVISERS, INC. :
FRANKLIN TEMPLETON INVESTMENT MANAGEMENT LIMITED :
K2/D&S MANAGEMENT CO., L.L.C. :
FASA LLC :
FRANKLIN TEMPLETON INSTITUTIONAL, LLC :
FRANKLIN ADVISORY SERVICES, LLC :
FRANKLIN MUTUAL ADVISERS, LLC :
TEMPLETON INVESTMENT COUNSEL, LLC :
TEMPLETON ASSET MANAGEMENT LTD. :
TEMPLETON GLOBAL ADVISORS LIMITED :
:
One Franklin Parkway :
San Mateo, CA 94403 :
:
(812-14819) :
__________________________________________________________________:
ORDER UNDER SECTION 6(c) OF THE INVESTMENT COMPANY ACT OF 1940 GRANTING AN EXEMPTION FROM SECTIONS 18(f) AND 21(b) OF THE ACT; UNDER
SECTION 12(d)(1)(J) OF THE ACT GRANTING AN EXEMPTION FROM SECTION 12(d)(1) OF THE ACT; UNDER SECTIONS 6(c) AND 17(b) OF THE ACT GRANTING AN
EXEMPTION FROM SECTIONS 17(a)(1), 17(a)(2), AND 17(a)(3) OF THE
 ACT; AND
UNDER SECTION 17(d) OF THE ACT AND RULE 17d-1 UNDER THE ACT TO
 PERMIT
CERTAIN JOINT ARRANGEMENTS AND TRANSACTIONS
Franklin Alternative Strategies Funds, Franklin California Tax-Free
 Income Fund, Franklin
California Tax-Free Trust, Franklin Custodian Funds, Franklin ETF Trust, Franklin Federal Tax-
Free Income Fund, Franklin Floating Rate Master Trust, Franklin Fund
 Allocator Series, Franklin
Global Trust, Franklin Gold and Precious Metals Fund, Franklin High
 Income Trust, Franklin
Investors Securities Trust, Franklin Managed Trust, Franklin U.S.
 Government Money Fund,
Franklin Municipal Securities Trust, Franklin Mutual Series Funds,
 Franklin New York Tax-Free
Income Fund, Franklin New York Tax-Free Trust, Franklin Real Estate
 Securities Trust, Franklin
Strategic Mortgage Portfolio, Franklin Strategic Series, Franklin
 Tax-Free Trust, Franklin
Templeton ETF Trust, Franklin Templeton Global Trust, Franklin Templeton International Trust,
Franklin Templeton Money Fund Trust, Franklin Templeton Variable
 Insurance Products Trust,
Franklin Value Investors Trust, Institutional Fiduciary Trust,
 Templeton China World Fund,
Templeton Developing Markets Trust, Templeton Funds, Templeton
 Global Investment Trust,
Templeton Global Opportunities Trust, Templeton Global Smaller
 Companies Fund, Templeton
Growth Fund, Inc., Templeton Income Trust, Templeton Institutional Funds, The Money Market
Portfolios, Franklin Limited Duration Income Trust, Franklin
 Universal Trust, Templeton Dragon
Fund, Inc., Templeton Emerging Markets Fund, Templeton Emerging
 Markets Income Fund, and
Templeton Global Income Fund, Franklin Advisers, Inc., Franklin
 Templeton Investment
Management Limited, K2/D&S Management Co., L.L.C., FASA LLC,
Franklin Templeton
Institutional, LLC, Franklin Advisory Services, LLC, Franklin
Mutual Advisers, LLC, Templeton
3
Investment Counsel, LLC, Templeton Asset Management Ltd., and
 Templeton Global Advisors
Limited filed an application on September 14, 2017, and an
amendment on March 9, 2018.
Applicants requested an order under section 6(c) of the Investment
 Company Act of 1940 (the
"Act") for an exemption from sections 18(f) and 21(b) of the Act, under section 12(d)(1)(J) of
the Act for an exemption from section 12(d)(1) of the Act, under sections 6(c) and 17(b) of the
Act for an exemption from sections 17(a)(1), 17(a)(2), and 17(a)(3)
 of the Act, and under section
17(d) of the Act and rule 17d-1 under the Act to permit certain joint arrangements and transactions. The order supersedes a prior order1 and permits certain registered management investment companies to participate in a joint lending and
borrowing facility.
On May 10, 2018, a notice of the filing of the application was issued (Investment Company Act
Release No. 33095). The notice gave interested persons an
 opportunity to request a hearing and
stated that an order disposing of the application would be issued unless a hearing was ordered.
No request for a hearing has been filed, and the Commission has not ordered a hearing.
The matter has been considered and it is found, on the basis of the information set forth in the
application, as amended, that granting the requested exemption is consistent with and appropriate
in the public interest, and consistent with the protection of investors and the purposes fairly intended by the policy and provisions of the Act.
It is also found that the terms of the proposed transactions, including the consideration to be paid or received, are reasonable and fair and do not involve
overreaching on the part of any person
concerned, and that the proposed transactions are consistent with the policy of each registered
investment company concerned and the general purposes of the
 Act.
It is further found that the participation of each registered investment company in the proposed
credit facility is consistent with the provisions, policies, and purposes of the Act, and not on a
basis different from or less advantageous than that of other participants.
Accordingly, in the matter of Franklin Alternative Strategies
Funds, et al., (File No. 812-14819),
IT IS ORDERED, under section 6(c) of the Act, that the requested exemptions from sections
18(f) and 21(b) of the Act are granted, effective immediately, subject to the conditions in the
application, as amended.
IT IS FURTHER ORDERED, under section 12(d)(1)(J) of the Act, that the requested exemption
from section 12(d)(1) of the Act is granted, effective immediately, subject to the conditions in
the application, as amended.
IT IS FURTHER ORDERED, under sections 6(c) and 17(b) of the Act, that the requested
exemptions from sections 17(a)(1), 17(a)(2), and 17(a)(3) of the
 Act are granted, effective
immediately, subject to the conditions in the application, as amended.
1 Franklin Gold Fund, et al., Investment Company Act Release Nos.
 24016 (Sept. 16, 1999) (notice) and
24080 (Oct. 13, 1999) (order).
4
IT IS FURTHER ORDERED, under section 17(d) of the Act and rule
17d-1 under the Act, that
the proposed transactions are approved, effective immediately, subject to the conditions in the
application, as amended.
For the Commission, by the Division of Investment Management, under delegated authority.
Eduardo A. Aleman
Assistant Secretary